CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net loss	$ (137,021)	$ (143,981)	$ (242,162)	$ (263,930)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	101,220	119,322	237,225	228,463
Bad debt expense	2,478	4,259	6,507	6,505
Deferred income tax benefit	(4,603)	(3,722)	(14,103)	(36,272)
Share-based compensation	37,108	7,022	13,715	17,663
Gain on sale of IPM Product Line			(39,104)
Deferred finance charges	13,144	4,306	9,182	23,510
Tax indemnity write-off			33,819
Other operating activities	(1,492)	(415)	(3,979)	2,548
Changes in operating assets and liabilities:
Accounts receivable	57,607	64,130	(50,906)	43,109
Prepaid expenses	(7,125)	(9,629)	(2,936)	(4,052)
Other assets	3,919	714	578	10,799
Accounts payable	(8,018)	(7,998)	(18,091)	(39,660)
Accrued expenses and other current liabilities	(28,827)	(32,008)	9,842	(6,038)
Deferred revenues	19,404	31,965	33,539	18,751
Other liabilities	(4,770)	(3,014)	774	5,271
Operating lease right of use assets	6,297
Operating lease liabilities	(6,434)
Net cash used in (provided by) operating activities	42,887	30,951	(26,100)	6,667
Cash Flows From Investing Activities
Capital expenditures	(24,871)	(24,143)	(45,410)	(37,804)
Acquisitions, net of cash acquired		(3,497)	(23,539)	(7,401)
Proceeds from sale of Product Line, net of restricted cash			80,883
Proceeds from sale of equity method investment				5,000
Net cash (used in) provided by investing activities	(24,871)	(27,640)	11,934	(40,205)
Cash Flows used in Financing Activities
Repayment of principal on long-term debt	(637,672)	(7,672)
Repayment of revolving credit facility	(50,000)	(30,000)
Borrowings of debt			45,000	30,000
Repayment of principal on long-term debt			(46,709)	(15,423)
Repayment of revolving credit facility			(30,000)
Proceeds from revolving credit facility	5,000
Proceeds from reverse recapitalization	682,087
Payment of debt issuance costs				(817)
Contingent purchase price payment			(2,470)
Issuance of common stock, net	137	1,369	1,574	9,058
Net cash (used in) provided by financing activities	(448)	(36,303)	(32,605)	22,818
Effects of exchange rates	(80)	(734)	(5,193)	3,248
Net changes in cash and cash equivalents, and restricted cash	17,488	(33,726)	(51,964)	(7,472)
Beginning of period:
Cash and cash equivalents	25,575	53,186	53,186	77,136
Restricted cash	9	24,362	24,362	7,884
Total cash and cash equivalents, and restricted cash, beginning of period	25,584	77,548	77,548	85,020
Cash and cash equivalents	43,063	29,721	25,575	53,186
Restricted cash	9	14,101	9	24,362
Cash and cash equivalents, and restricted cash, end of period	43,072	43,822	25,584	77,548
Supplemental Cash Flow Information
Cash paid for interest	57,551	59,480	121,916	115,236
Cash paid for income tax	14,573	6,641	13,210	14,722
Capital expenditures included in accounts payable	7,697	$ 2,473	$ 5,166	$ 2,473
Tax receivable agreement included in liabilities	264,600
Assets received as reverse recapitalization capital	1,877
Liabilities assumed as reduction of reverse recapitalization capital	$ 5,910